Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities:
Net Income (Loss)	$ (1,288,205)	$ 506,769	[1]	$ (164,029)	[1]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of operating lease right-of-use assets	2,533,074	2,226,128		1,387,154
Depreciation	701,461	605,253		485,826
Gain on forgiveness of loan under Paycheck Protection Program		(502,298)
Loss from disposal of equipment		27,325		273
Changes in operating assets and liabilities:
Accounts receivable	(215,847)	(397,872)		(217,961)
Inventories	(206,264)	(46,384)		(94,227)
Prepaid expenses and other current assets	(430,717)	(175,630)		46,881
Long term security deposits	84,374	(236,020)		(222,806)
Long term prepaid expenses	(26,504)	38,476		55,347
Accounts payable	247,015	325,803		181,852
Taxes payable	103,212	(26,347)		(73,994)
Deferred revenue	1,411,004	1,252,776		964,663
Other current liabilities	(433,848)	98,362		27,689
Operating lease liabilities	(1,927,407)	(1,918,095)		(1,130,991)
Net cash provided by operating activities	551,348	1,778,246		1,245,677
Cash flows from investing activities:
Purchase of property and equipment	(860,034)	(2,038,054)		(574,333)
Proceeds from disposal of equipment		7,133
Payments made for loan to third party		(1,550,628)
Proceeds from loan to third party repayment		1,550,628
Net cash used in investing activities	(860,034)	(2,030,921)		(574,333)
Cash flows from financing activities:
Proceeds from short-term bank loans	445,831	1,903,563		2,175,000
Repayments of short-term bank loans	(1,474,129)	(2,683,814)		(2,168,388)
Proceeds from long-term bank loan		293,007		209,291
Advances received from (payments made to) a related party	1,076,717	572,712		(791,036)
Payments made for deferred offering costs	(38,490)	(263,708)		(274,246)
Net cash provided by (used in) financing activities	9,929	(178,240)		(849,379)
Effect of exchange rate fluctuation on cash and cash equivalents	(682,585)	206,659		413,812
Net increase (decrease) in cash and cash equivalents and restricted cash	(981,342)	(224,256)		235,777
Cash, cash equivalents and restricted cash, beginning of year	3,896,812	4,121,068		3,885,291
Cash, cash equivalents and restricted cash, end of year	2,915,470	3,896,812		4,121,068
Reconciliation of cash, cash equivalents and restricted cash, beginning of year
Cash and cash equivalents	3,896,812	4,098,546		3,874,288
Restricted cash		22,522		11,003
Cash, cash equivalents and restricted cash, beginning of year	3,896,812	4,121,068		3,885,291
Reconciliation of cash, cash equivalents and restricted cash, end of year
Cash and cash equivalents	2,915,470	3,896,812		4,098,546
Restricted cash				22,522
Cash, cash equivalents and restricted cash, end of year	2,915,470	3,896,812		4,121,068
Supplemental cash flow information
Cash paid for income taxes	5,282	9,981		103,160
Cash paid for interest	37,277	66,688		113,848
Non-cash operating and investing activities
Payable for purchase of property and equipment	463,556	682,618		7,283
Right of use assets obtained in exchange for operating lease liabilities	$ 5,160,825	2,420,359		$ 4,687,623
PPP loan forgiveness		$ 502,298

[1]	Retrospectively restated for effect of 1,000-for-1 forward split and share issuances on March 27, 2021 (see Note 12)